LoanID	DBRS/Morningstar Property Rating	KBRA Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS/Morningstar Compliance Rating	KBRA Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test
521	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

632	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

891	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

1051	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

1236	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

1421	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

1606	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

1791	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

1976	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

2161	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

2346	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

2531	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

2716	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

2901	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

3086	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

3271	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
3456	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

3641	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

3826	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

4011	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

4196	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

4381	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

4566	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

4751	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
4936	NA	N/A	A				1	A	A	A	A	A					Disposable income of XXX; Borrower has stable job time - Borrower has XXX years at job.
5121	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
5306	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

5491	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

5676	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

5861	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

6046	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

6231	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

6416	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

6601	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

6786	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the increase of title signing fee from $XXX to $XXX.  ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

6971	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

7156	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

7341	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

7526	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

7711	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

7896	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

8081	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

8266	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

8451	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

8636	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

8821	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

9006	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

9191	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

9376	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

9561	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

9746	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

9931	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

10116	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

10301	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

10486	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

10671	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

10856	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

11041	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

11226	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

11411	NA	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; The county of XXX had a FEMA declared disaster for individual assistance on XX/XX/XXXX for incident on XX/XX/XXXX. The file does not contain any servicing notes or anything else to indicate there was not damage to the property.	Post Disaster Inspection provided. See attached screenshot from our servicing platform showing customer confirmed no damage. ; Received screenshot showing borrower reporting no disaster impact. Exception cleared.	1	A	A	A	A	A	Revised Loan Estimate Delivery Date Test (prior to consummation)
Documentation required to verify receipt date for LE. LE was provided X business days prior to consummation but no receipt date was provided. E-disclose document in file does not show borrower viewed it, LE must be recieved at least X days prior to consummation. ; This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXXX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

11596	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

11781	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

11966	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

12151	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

12336	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

12521	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

12706	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

12891	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

13076	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

13261	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

13446	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

13631	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

13816	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

14001	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

14186	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

14371	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

14556	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

14741	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

14926	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

15111	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

15296	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

15481	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

15666	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

15851	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

16036	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

16221	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

16406	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

16591	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
16776	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

16961	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

17146	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

17331	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

17516	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. Disposable income of XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

17701	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
17886	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

18071	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

18256	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to  the  Title Signing Fee increasing on Final CD from $XXX to $XXX, no valid coc in file or proof a refund was issued; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

18441	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

18626	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

18811	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

18996	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

19181	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

19366	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

19551	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.

19736	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

19921	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

20106	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

20291	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

20476	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

20661	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

20846	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

21031	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

21216	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

21401	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

21586	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

21771	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

21956	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

22141	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

22326	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

22511	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

22696	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

22881	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

23066	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

23251	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

23436	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

23621	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

23806	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

23991	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

24176	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
24361	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

24546	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

24731	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

24916	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

25101	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

25286	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

25471	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

25656	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

25841	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

26026	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

26211	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

26396	NA	N/A	A				2	B	B	B	B	B	Charges That Cannot Increase Test
TILA XXXb Cure required.  Refund in the amount of $XXX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The appraisal fee was increased from $XXX to on the LE issued XX/XX/XXXX. The file does not contain a valid COC for the increase in fee.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
															Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.; Cure package provided within XX days of discovery.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.

26581	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

26766	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

26951	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

27136	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

27321	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

27506	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

27691	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

27876	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

28061	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

28246	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
28431	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

28616	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

28801	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

28986	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

29171	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

29356	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

29541	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

29726	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

29911	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

30096	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

30281	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

30466	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

30651	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

30836	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

31021	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

31206	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

31391	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

31576	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

31761	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

31946	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

32131	NA	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Higher-Priced Mortgage Loan Full Appraisal Not Provided (XX CFR XXXX.XX(c)(X))
Unable to downgrade HPML due to missing proof a full appraisal was delivered to the borrower at least X days before closing. The file continans an exterior only which does not meet the requirements of HPML; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.

Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is not a higher-priced mortgage loan due one of the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX), but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX), but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien, but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Loan is no longer HPML

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

32316	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test; Security Instrument Indicator is Partial
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; The security instrument provided is missing the signature and notary for X owners.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; The security instrument indicator is Present.  Fully Executed DOT Attached.  ;
Received full copy of the mortgage with all borrower's signatures and notary pages.  Exception cleared.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

32501	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
32686	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
32871	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

33056	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

33241	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

33426	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

33611	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

33796	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

33981	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

34166	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

34351	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

34536	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

34721	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

34906	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

35091	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

35276	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

35461	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

35646	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

35831	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

36016	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

36201	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

36386	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

36571	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

36756	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

36941	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

37126	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

37311	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

37496	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

37681	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

37866	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

38051	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

38236	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

38421	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

38606	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

38791	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

38976	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

39161	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

39346	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

39531	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

39716	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

39901	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

40086	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

40271	NA	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

40456	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

40641	NA	N/A	A				1	A	A	A	A	A
Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

40826	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

41011	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

41196	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

41381	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

41566	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

41751	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

41936	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

42121	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

42306	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

42491	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

42676	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

42861	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

43046	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

43231	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

43416	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

43601	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

43786	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

43971	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

44156	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

44341	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

44526	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

44711	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

44896	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

45081	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

45266	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

45451	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

45636	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

45821	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

46006	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

46191	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

46376	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

46561	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

46746	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

46931	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

47116	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

47301	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

47486	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.

47671	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
47856	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

48041	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

48226	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

48411	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

48596	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

48781	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

48966	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

49151	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
49336	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

49521	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

49706	NA	N/A	A				1	A	A	A	A	A	Initial Closing Disclosure Delivery Date Test
Documentation required: Missing proof the initial CD issued XX/XX/XXXX was received by the borrower at least X days prior to consummation; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

49891	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

50076	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

50261	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

50446	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

50631	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

50816	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

51001	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

51186	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

51371	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

51556	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

51741	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

51926	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

52111	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

52296	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

52481	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

52666	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

52851	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

53036	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

53221	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

53406	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

53591	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

53776	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

53961	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to an increase of the discount points from $XXXX to $XXXX on the Xnd LE dated XX/XX/XXXX. A valid COC was provided; however, missing evidence of borrower receiving the redisclosed Loan Estimate.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

54146	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

54331	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

54516	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

54701	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

54886	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

55071	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

55256	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

55441	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

55626	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

55811	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

55996	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

56181	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

56366	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

56551	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

56736	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

56921	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
57106	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

57291	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

57476	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

57661	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

57846	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

58031	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

58216	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

58401	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

58586	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

58771	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

58956	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

59141	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

59326	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

59511	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

59696	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

59881	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

60066	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

60251	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

60436	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

60621	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

60806	NA	N/A	A				1	A	A	A	A	A
 Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. Disposable inome of XXX; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

60991	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

61176	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

61361	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.

61546	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

61731	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

61916	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

62101	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

62286	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

62471	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

62656	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

62841	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

63026	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

63211	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

63396	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

63581	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

63766	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

63951	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

64136	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

64321	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

64506	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

64691	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

64876	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

65061	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

65246	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

65431	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

65616	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
65801	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

65986	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

66171	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

66356	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

66541	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

66726	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

66911	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

67096	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

67281	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

67466	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

67651	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

67836	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

68021	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

68206	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

68391	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

68576	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

68761	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

68946	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

69131	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

69316	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

69501	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

69686	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

69871	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

70241	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

70426	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

70611	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

70796	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
70981	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

71166	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

71351	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

71536	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

71721	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

71906	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

72091	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

72276	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

72461	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

72646	NA	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX;  Disposable income of XXX; Borrower XXX has significant job time - Borrower has XXX years on job;  Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

72831	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

73016	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

73201	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

73386	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
73571	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

73756	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

73941	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

74126	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

74311	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

74496	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

74681	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

74866	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

75051	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

75236	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

75421	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

75606	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

75791	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

75976	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

76161	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

76346	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

76531	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

76716	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

76901	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

77271	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

77456	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

77641	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

77826	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
78011	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

78196	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

78381	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

78566	NA	N/A	A				1	A	A	A	A	A
Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

78751	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

78936	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

79121	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

79306	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

79491	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

79676	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

79861	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

80046	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

80231	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

80416	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

80601	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

80786	NA	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX; Disposable income of XXX; Borrower XXX has significant job time - Borrower has XXX years on job;  Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

80971	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

81156	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

81341	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
81526	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

81711	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

81896	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

82081	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

82266	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

82451	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

82636	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

82821	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

83006	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

83191	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

83376	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

83561	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

83746	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

83931	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

84116	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

84301	NA	N/A	A				1	A	A	A	A	A	Initial Closing Disclosure Delivery Date Test; Charges That Cannot Increase Test; Lender Credits That Cannot Decrease Test
Documentation Required: Missing proof the initial CD was provided to the Borrower within X days of closing (if it was electronically sent).; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; TILA XXXb Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. This exception is tied to the delivery of LE dated XX/XX/XXXX.  There is no evidence of receipt date in file.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or valid COC. This exception is tied to the delivery of LE dated XX/XX/XXXX.  There is no evidence of receipt date in file.; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
edisclosure history attached showing customer reviewed docs on XX/XX/XX.  eDisclosure history provided to Compliance for review. ; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

84486	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
84671	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

84856	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

85041	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

85226	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

85411	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

85596	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
85781	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

85966	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

86151	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

86336	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

86521	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

86706	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

86891	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

87076	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

87261	NA	N/A	A				1	A	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence XXX years
87446	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to the addition of discount points on consummation CD dated XX/XX/XXXX with no COC in file. ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
															Compliance reviewed; exception cleared.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
87631	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

87816	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

88001	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
88186	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

88371	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

88556	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

88741	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
88926	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

89111	NA	N/A	A
XXX would like consideration for an exception to purchase. The appraisal at delivery did indicate XXX in the company name of the appraisal report. The attached appraisal report has been updated to reflect the accurate company name. The effective date of the appraisal remained the same at XX/XX/XXXX but the signature date was updated to XX/XX/XXXX (post-close). None of the data within the appraisal report was changed outside of correcting the company name. Since the appraisal data used to qualify was not changed and the compensating factors attached, we feel this is a low risk loan and would like consideration for purchase. Exception  Remains.
							1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

89296	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

89481	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

89666	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

89851	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

90036	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

90221	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
90406	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

90591	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

90776	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

90961	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

91146	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

91331	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

91516	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

91701	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

91886	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

92071	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

92256	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

92441	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

92626	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

92811	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

92996	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

93181	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

93366	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

93551	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

93736	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

93921	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

94106	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

94291	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
94476	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

94661	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

94846	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

95031	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXX required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee $XXX.XX was added to the LE issued XX/XX/XXXX without a valid reason. ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

95216	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

95401	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to an increase of the discount points from $XXX on CD dated XX/XX/XXXX to $XXX on CD dated XX/XX/XXXX.  ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

95586	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

95771	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

95956	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

96141	NA	N/A	A				2	B	B	B	B	B	Charges That Cannot Increase Test
TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of delivery or Valid COCs.  Zero tolerance exception of $XXX.XX due to title fees added to section B without a valid COC. Service provider list was missing and the fees were not listed on the initial LE and no COC found in the file. The title fees that were added were: Title - Settlement Fee of $XXX.XX and the increase in Title - Recording Service Fee from $XX.XX on the LE, to $XX.XX on the final CD.
; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Charges That Cannot Increase Test' from Active to Cured Post Close.;
XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XX days of discovery XX/XX/XXXX which downgrades the exception to a B

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

96326	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

96511	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

96696	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

96881	NA	N/A	A				1	A	A	A	A	A	Security Instrument Indicator is Partial
The Mortgage is missing a PUD Rider and was not identified in the checkbox with a PUD Rider attached.  The Xst mortgage lien was recorded with a PUD rider and the lender had the appraiser updated the appraisal to identify the property as a PUD.

The security instrument indicator is Present.  Received LOX from lender stating Checked with our collateral team, this does NOT present an issue for us, so we’re ok if you clear.  PUD addendum is not required per this additional information - exception cleared.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

97066	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

97251	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

97436	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

97621	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

97806	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

97991	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

98176	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

98361	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

98546	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

98731	NA	N/A	A				1	A	A	A	A	A	Security Instrument Indicator is Partial
The Mortgage was not recorded with a PUD Rider, however the Xst lien Mortgage was recorded with a PUD Rider stating the property is part of a PUD known as XXX.  The borrower stated in a Letter of Explanation that there is no HOA association fee.

The security instrument indicator is Present.  See attached response.  Response states : XXX follows FNMA's policy regarding PUDS.  The Xst lien mortgage originated in XXXX. FNMA has clarified their guidelines in XXXX under witch the property does not qualify as a PUD.  ;
There are no outstanding liens for unpaid HOS fees or additional evidence that property is part of a property that requires mandatory HOA fees. The letter supplied by the borrower confirms the subject property does not have mandator HOA dues. ;
We did find evidence of a voluntary HOA fee online for a property in the same subdivision (see following page) but this would not be consindered a PUD as the fee is "voluntary".   A copy of the FNMA guidelines regarding PUD and voluntary HOA dues provided. Documentation was reviewed and confirmed - condition cleared.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

98916	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

99101	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

99286	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

99471	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

99656	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
99841	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

100026	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

100211	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

100396	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

100581	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

100766	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

100951	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

101136	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

101321	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

101506	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

101691	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

101876	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

102061	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

102246	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

102431	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

102616	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

102801	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

102986	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

103171	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

103356	NA	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of XXX; Disposable income of XXX;
 Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

103541	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

103726	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

103911	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

104096	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

104281	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

104466	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

104651	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

104836	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

105021	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

105206	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

105391	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.

105576	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

105761	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

105946	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

106131	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

106316	NA	N/A	A				1	A	A	A	A	A	Lender Credits That Cannot Decrease Test
TILA XXXb Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender credits show $XXX.XX for the XXXXD inspection report which was removed on the CD dated XX/XX/XXXX without a valid COC in file. ; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Lender Credits That Cannot Decrease Test' from Active to Open Rebuttal.;Compliance reviewed - If the final inspection fee was not required, this should have been disclosed with a changed circumstance within X days of determining the fee and credit would not be required . Exception remains

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

106501	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

106686	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

106871	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

107056	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

107241	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

107426	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
107611	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

107796	NA	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The AVM in file is dated XX/XX/XXXX. Audit is unable to locate a post disaster inspection, servicing notes or other documentation that indicate there is no damage to the property.	Post Disaster Inspection provided. Only public assistance was declared (not individual). Re-reviewed FEMA website and confirmed. Exception cleared.	1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

107981	NA	N/A	A				2	B	B	B	B	B	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Charges That Cannot Increase Test' from Active to Cured Post Close.;
X/XX/ XXXX - PCCD, LOE, copy of check and proof of shipment provided with XX days of discovery XX/XX/XXXX which downgrades the exception to a B

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

108166	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

108351	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

108536	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

108721	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

108906	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

109091	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

109276	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
109461	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb cure required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee $XXX.XX increased on the LE issued XX/XX/XXXX without a valid reason. COC in file indicates loan is locked but that is not a valid reason for the appraisal fee to increase; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

109646	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
109831	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

110016	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

110201	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

110386	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

110571	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

110756	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

110941	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

111126	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

111311	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

111496	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

111681	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

111866	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

112051	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

112236	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

112421	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

112606	NA	N/A	A				2	B	B	B	B	B	Lender Credits That Cannot Decrease Test
TILA XXXb cure required
Refund in the amount of $XXX.XX
Cure package requires a PCCD, LOE, Copy of refund check and proof of delivery or valid COC.
The lender credit decrease violation is due to the $XXX.XX inspection report fee that was paid by the Lender on the Final CD, but was removed on the PCCD dated XX/XX/XXXX. No COC found in file to explain the change.; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Lender Credits That Cannot Decrease Test' from Open Rebuttal to Cured Post Close.;
X/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XX days of discovery XX/XX/XXXX which downgrades the exception to a B

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

112791	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

112976	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

113161	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

113346	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

113531	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

113716	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

113901	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

114086	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

114271	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

114456	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

114641	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

114826	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

115011	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

115196	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

115381	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

115566	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

115751	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

115936	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

116121	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

116306	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

116491	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

116676	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.

116861	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

117046	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

117231	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

117416	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

117601	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

117786	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

117971	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

118156	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

118341	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

118526	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

118711	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

118896	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the addition and later increase of the appraisal fee.  Reason listed on COC dated XX/XX/XXXX is invalid for the addition of appraisal fee.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

119081	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

119266	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

119451	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

119636	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

119821	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

120006	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

120191	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

120376	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

120561	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

120746	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
120931	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

121116	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

121301	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

121486	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

121671	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

121856	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

122041	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

122226	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

122411	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

122596	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

122781	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

122966	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

123151	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

123336	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

123521	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

123706	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

123891	NA	N/A	A				2	B	B	B	B	B	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to an increase of the discount points from $XXX.XX to $XXX.XX without evidence the borrower received the revised Loan Estimate; a valid COC was provided.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
X/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XX days of discovery XX/XX/XXXX which downgrades the exception to a B

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

124076	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

124261	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

124446	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

124631	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

124816	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

125001	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

125186	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

125371	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

125556	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

125741	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

125926	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

126111	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

126296	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

126481	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

126666	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

126851	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

127036	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

127221	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

127406	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

127591	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

127776	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

127961	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

128146	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

128331	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

128516	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

128701	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

128886	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

129071	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

129256	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

129441	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

129626	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

129811	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

129996	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

130181	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

130366	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

130551	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

130736	NA	N/A	A				1	A	A	A	A	A	Incorrect rescission model used - RTC form model H-X used for refinance not with Original Lender or Lender Affiliate
Incorrect rescission model used - RTC form modelH-X used for refinance not with Original Lender or Lender Affiliate  ; Incorrect rescission model used - RTC form modelH-X used for refinance not with Original Lender or Lender Affiliate
															RTC form modelH-X used for Yes
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

130921	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

131106	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

131291	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

131476	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

131661	NA	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX;  Disposable income of XXX;
 Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

131846	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

132031	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

132216	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
132401	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

132586	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
132771	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

132956	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

133141	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

133326	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

133511	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

133696	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

133881	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

134066	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

134251	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

134436	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

134621	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

134806	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

134991	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

135176	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

135361	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

135546	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

135731	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

135916	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

136101	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

136286	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

136471	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

136656	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

136841	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

137026	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

137211	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

137396	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

137581	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

137766	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

137951	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

138136	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

138321	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

138691	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
138876	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

139061	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

139246	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

139431	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

139616	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
139801	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

139986	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

140171	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

140356	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

140541	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

140726	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

140911	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

141096	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

141281	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

141466	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

141651	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

141836	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

142021	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

142206	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

142391	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.

142576	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

142761	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

142946	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

143131	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

143316	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

143501	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

143686	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

143871	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

144056	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

144241	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

144426	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

144611	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

144796	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

144981	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

145166	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

145351	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

145536	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

145721	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

145906	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

146091	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

146276	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

146461	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

146646	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

146831	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

147016	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
147201	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

147386	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

147571	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

147756	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

147941	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

148126	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

148496	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

148681	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

148866	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

149051	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

149236	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
149421	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

149606	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

149791	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

149976	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

150161	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

150346	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

150531	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

150716	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

150901	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

151086	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

151271	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

151456	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

151641	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

151826	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

152011	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

152196	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has stable job time - Borrower has XXX years at job.

152381	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

152566	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The appraisal fee was increased from $X to $XXX.XX on the CD issued XX/XX/XXXX. The file does not contain a valid COC for the increase in fee. The COC provided states change in property type. However, a full appraisal was in the file dated XX/XX/XXXX, which pre-dates the application date of XX/XX/XXXX. ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

152751	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

152936	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

153121	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

153306	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

153491	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

153676	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

153861	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

154046	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

154231	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $X.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $X.XX is due to an increase of transfer taxes from $XXX.XX on LE dated XX/XX/XXXX to $XXX.XX on CD dated XX/XX/XXXX.  Cure of $X.XX was issued on final PCCD.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
																	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
154416	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

154601	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

154786	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

154971	NA	N/A	A				1	A	A	A	A	A	Lender Credits That Cannot Decrease Test
TILA XXXb Cure Required.  Refund in the amount of $XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The tolerance violation in the amount of $XX is due to a decrease of the lender credits on the final CD dated XX/XX/XXXX from $XXX to $XXX with no valid COC. ; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
																	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
155156	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

155341	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

155526	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

155711	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

155896	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

156081	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

156266	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

156451	NA	N/A	A				1	A	A	A	A	A
 Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

156636	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

156821	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
157006	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

157191	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

157376	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

157561	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

157746	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

157931	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

158116	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

158301	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

158486	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

158671	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

158856	NA	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection: XXX, Incident period XX/XX/XXXX. Declaration Date XX/XX/XXXX propert located in a Individual Assiatance FEMA disater area and the file does not contain a post disaster inspection report, or a letter from the borrower attesting that the property isnt damaged.	Post Disaster Inspection provided. Only public assistance was declared for XXX (not individual). Re-reviewed FEMA website and confirmed. Exception cleared.	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

159041	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

159226	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

159411	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

159596	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

159966	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

160151	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

160336	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

160521	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

160706	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

160891	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

161076	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

161261	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

161446	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

161631	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
161816	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

162001	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
162186	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

162371	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

162556	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

162741	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

162926	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

163111	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

163296	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

163481	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

163666	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

163851	NA	N/A	A				1	A	A	A	A	A	Revised Loan Estimate Delivery Date Test (prior to consummation)
Documentation Required: Missing evidence of delivery date for LE dated XX/XX/XXXX. Using the mailbox rule; This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

164036	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

164221	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

164406	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

164591	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

164776	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

164961	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

165146	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

165331	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

165516	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

165701	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

165886	NA	N/A	A				2	B	B	B	B	B	Charges That Cannot Increase Test
TILA XXXb Cure Required
Refund in the amount of $XXX.XX
Cure of refund Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR valid COC.
The Zero tolerance violation is due to the increase on the Discount Point Fee on the LE dated XX.XX.XX and the COC in file indicates property type change, but this information is not sufficient.
Please provide a valid COC or Cure package; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Charges That Cannot Increase Test' from Active to Cured Post Close.;
X/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XX days of discovery XX/XX/XXXX which downgrades the exception to a B

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

166071	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

166256	NA	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

166441	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

166626	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

166811	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

166996	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

167366	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

167551	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

167736	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

167921	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

168106	NA	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. XXX Incident Period XX/XX/XXXX declaration date. The file does not contain a post disaster inspection report or a statement from the customer that indicates the property did not sustain any damage from the XXX.	Post Disaster Inspection provided. Only public assistance was declared (not individual). Received copy of FEMA report; confirm public assistance declared not individual. Exception cleared.	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

168291	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

168476	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

168661	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

168846	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

169031	NA	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX.XX is due to an increase of the discount points on the CD dated XX/XX/XXXX without a valid COC.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

169216	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

169401	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

169586	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

169771	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

169956	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

170141	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

170326	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

170511	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

170696	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

170881	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

171066	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

171251	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

171436	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

171621	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

171806	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

171991	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

172176	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

172361	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

172546	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

172731	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

172916	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

173101	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

173286	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

173471	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

173656	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

173841	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

174026	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

174211	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

174396	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

174581	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

174766	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

174951	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
175136	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

175321	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

175506	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

175691	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

175876	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

176061	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

176246	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

176431	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

176616	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

176801	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

176986	NA	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

177171	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

177356	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

177541	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

177726	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

177911	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

178096	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

178281	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

178466	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

178651	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

178836	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

179021	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

179206	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

179391	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

179576	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
179761	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

179946	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

180131	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

180316	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

180501	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
180686	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

180871	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

181056	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

181241	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.

181426	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

181611	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

181796	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

181981	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

182166	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

182351	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

182536	NA	N/A	A				1	A	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence XXX years
182721	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

182906	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

183091	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

183461	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

183646	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

183831	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

184016	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

184201	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

184386	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
184571	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

184756	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

184941	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

185126	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

185311	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

185496	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

185681	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

185866	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

186051	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

186236	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

186421	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

186606	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

186791	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

186976	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

187161	NA	N/A	A				1	A	A	A	A	A	Revised Loan Estimate Delivery Date Test (prior to consummation); Charges That Cannot Increase Test
Documentation required: The file does not contain evidence of the receipt date of the LE. LE is required to be received at least X days prior to consummation. ; This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to an increase of the discount points, loan origination fee, and signing fee from LE dated XX/XX/XXXX to LE dated XX/XX/XXXX.  This exception is tied to missing evidence of delivery for LE dated XX/XX/XXXX.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

187346	NA	N/A	A				1	A	A	A	A	A			See attached elog showing customer reviewed docs XX/XX/XX. Provided audit log and response to compliance for review. ;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

187531	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

187716	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

187901	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

188086	NA	N/A	A				1	A	A	A	A	A
X/X/XXXX - the audit log provided was for the initial CD dated XX/XX/XXXX, which does not clear the exception. Documentation to show the LE dated XX/XX/XXXX was received by the borrower at least X days prior to consummation was not provided;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

188271	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

188456	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
188641	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

188826	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

189011	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.

189196	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

189381	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

189566	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

189751	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
189936	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

190121	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

190306	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

190491	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

190676	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

190861	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

191046	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

191231	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

191416	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

191601	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

191786	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

191971	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

192156	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

192341	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

192526	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

192711	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

192896	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

193081	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

193266	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

193451	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

193636	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

193821	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
194006	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

194191	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

194376	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

194561	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

194746	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

194931	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

195116	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

195301	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

195486	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
195671	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

195856	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

196041	NA	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
196226	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

196411	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

196596	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

196781	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

196966	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

197151	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

197336	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

197521	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

197706	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

197891	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

198076	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

198261	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

198446	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

198631	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

198816	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

199001	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

199186	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

199371	NA	N/A	A				1	A	A	A	A	A	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

199556	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

199741	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

199926	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

200111	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

200296	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

200481	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

200666	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

200851	NA	N/A	A				2	B	B	B	B	B	Charges That Cannot Increase Test
TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The discount fee was increased from $XXX.XX to $XXX.XX on the LE issued XX/XX/XXXX. The file does not contain a valid COC for the increase in fee. The COC provided states a borrower was added to the loan. Both LE(s) provided indicate that the rate was locked and there was no other change to pricing, loan amount, or loan program noted. ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
															Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.; Cure package provided within XX days of discovery.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

201036	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

201221	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has stable job time - Borrower has XXX years at job.

201406	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

201591	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

201776	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

201961	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

202146	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

202331	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

202516	NA	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

202701	NA	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years